Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Details) - Designated as Hedging Instrument - USD ($)
$ in Thousands
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivative instruments	$ 95	$ 220
Liability derivative instruments	0	0
Interest Rate Swap | Current Liability | Accrued Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability derivative instruments	0	0
Interest Rate Swap | Noncurrent Liability | Other Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability derivative instruments	0	0
Interest Rate Swap | Current Asset | Prepaid Expenses and Other Current Assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivative instruments	0	0
Interest Rate Swap | Non Current Assets | Intangible and Other Assets, Net
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivative instruments	$ 95	$ 220